Refund liabilities (Details Narrative) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Refund liabilities	€ 209,274,000	€ 254,581,000	€ 111,426,000
Refund liabilities non current	66,689,000	158,970,000
Revenue recognized	89,356,000
Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	118,400,000	79,600,000
Refund liabilities non current	59,800,000	75,200,000
CAPEX Obilgation [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	81,900,000
GSK [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	6,900,000	6,400,000
Refund liabilities non current	6,900,000	6,300,000
UK Authority [member]
IfrsStatementLineItems [Line Items]
Revenue recognized	€ 89,400,000
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Refund liabilities		166,900,000
Refund liabilities non current		€ 77,300,000